Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Customer trade receivable	$ 54,017	$ 39,754
Government funding receivable	483	541
Due from joint venture (note 21)	3,621	2,127
Other receivables	2,689	1,916
Income tax receivable	77	172
Allowance for doubtful accounts	(1,572)	(321)
Accounts Receivable Net Current	$ 59,315	$ 44,189